COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Future Aggregate Minimum Lease Payments Required Under Operating Lease

The following table sets forth our future aggregate minimum lease payments required under these operating leases, as of December 31, 2012:

(in US$ thousands)	Amount
2013	$930
2014	798
2015	681
2016	114

$2,523

Committed License Fees and Minimum Guarantees Against Future Royalties Set Forth in Significant License Agreements

The following table summarizes the committed license fees and minimum guarantees against future royalties set forth in our significant license agreements as of December 31, 2012.

(in US$ thousands)	License fees	Minimum guarantees against future royalties	Total
Minimum required payments:
In 2013	$189	$100	$289
After 2013	5,700	1,500	7,200

	$5,889	$1,600	$7,489